Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Wages and salaries	¥ 438,170	¥ 316,513	¥ 336,605
Contributions to defined contribution plans	57,006	44,370	31,877
Long-term employee benefits	9,831
Employee benefit expenses	505,007	360,883	368,482
Discontinued operations
Employee benefit expenses	¥ 313,421,000	¥ 207,796,000	¥ 219,601,000